Operating Leases and Obligations Related to Finance Leases - Finance Lease Obligation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Finance Lease, Liability, Gross	$ 536,480	$ 295,828
Obligations related to finance leases	532,760	294,481
Less: current portion	(60,161)	(27,032)
Long-term obligations related to finance leases	472,599	267,449
Proceeds from financing related to sales and leaseback of vessels, net of issuance costs (note 10)	$ 288,108	$ 140,226	$ 0
September 2021, November 2021, March 2022 and April 2022 Sale leaseback
Lessee, Lease, Description [Line Items]
Number of Sale Leaseback transactions | vessel	21	21
Finance Lease Obligations
Lessee, Lease, Description [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (3,720)	$ (1,347)